N-2 - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2027	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Cover [Abstract]
Entity Central Index Key									0001495222
Amendment Flag									false
Document Type									N-CSR
Entity Registrant Name									Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder transaction expenses:
Sales load (as a percentage of offering price)	—	%(1)
Offering expenses borne by us (as a percentage of offering price)	—	%(2)
Distribution reinvestment plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	—%

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]
Annual expenses (estimated as a percentage of net assets attributable to common stock):
Base management fee	3.32	%(4)(5)
Incentive fees payable under our investment advisory agreement (20% of pre-incentive net investment income)	6.62	%(4)(6)
Interest payments on borrowed funds	5.04	%(7)(8)
Other expenses	0.72	%(9)
Total annual expenses	15.70	%(10)

Management Fees [Percent]	[4],[5]								3.32%
Interest Expenses on Borrowings [Percent]	[6],[7]								5.04%
Incentive Fees [Percent]	[4],[8]								6.62%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[9]								0.72%
Total Annual Expenses [Percent]	[10]								15.70%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$149	$400	$600	$941

Expense Example, Year 01									$ 149
Expense Example, Years 1 to 3									400
Expense Example, Years 1 to 5									600
Expense Example, Years 1 to 10									$ 941
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this report contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]									as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]									The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes and adjusted for any share issuances, debt issuances, repurchases or redemptions during the current calendar quarter. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Information about our senior securities is shown in the following tables as of the fiscal years ended March 31, 2026, 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, and 2017:

Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)(11)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)(11)
7.50% Series 2023 Term Preferred Shares(7)(9)(10)
2021	$57,034,875	$71.94	$25.00	$24.36
2020	$60,400,025	$50.24	$25.00	$25.16
2019	$90,400,025	$68.27	$25.00	$25.34
2018	$90,400,025	$60.17	$25.00	$25.44
2017	$90,400,025	$64.83	$25.00	$25.35

8.125% Series 2024 Term Preferred Shares(6)(10)
2017	$50,504,475	$64.83	$25.00	$25.61

6.75% Series 2024 Term Preferred Shares(5)(7)
2024	$68,125,375	$84.63	$25.00	$24.84
2023	$68,125,375	$65.11	$25.00	$24.93
2022	$68,125,375	$80.25	$25.00	$25.29
2021(10)	$68,125,375	$71.94	$25.00	$23.42
2020(10)	$68,235,375	$50.24	$25.00	$25.19
2019(10)	$68,235,375	$68.27	$25.00	$25.42
2018(10)	$68,235,375	$60.17	$25.00	$25.28
Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)(11)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)(11)
6.25% Series 2027 Term Preferred Shares(7)
2026	$88,120,150	$57.22	$25.00	$24.46
2025	$88,120,150	$92.46	$25.00	$23.86
2024	$88,120,150	$84.63	$25.00	$22.95
2023	$88,120,150	$65.11	$25.00	$23.37
2022	$88,120,150	$80.25	$25.00	$25.11
2021(10)	$88,120,150	$71.94	$25.00	$22.25
2020(10)	$91,600,000	$50.24	$25.00	$22.14

6.00% Series 2029 Term Preferred Shares
2026	$67,172,500	$57.22	$25.00	$23.25
2025	$67,172,500	$92.46	$25.00	$22.70
2024	$67,172,500	$84.63	$25.00	$21.71
2023	$67,172,500	$65.11	$25.00	$22.46
2022	$67,172,500	$80.25	$25.00	$24.92

7.125% Series 2029 Term Preferred Shares
2026	$63,750,000	$57.22	$25.00	$24.26
2025	$63,750,000	$92.46	$25.00	$24.08
2024	$63,750,000	$84.63	$25.00	$23.13
2023	$63,750,000	$65.11	$25.00	$23.24

8.25% Series 2031 Term Preferred Shares
2026	$69,000,000	$57.22	$25.00	$24.58

Repurchase Agreement(8)(10)
2020	$40,000,000	$13,073.85	N/A	N/A
2019	$42,493,500	$12,925.66	N/A	N/A
2018	$42,493,500	$11,392.47	N/A	N/A

6.75% Unsecured Notes due 2031
2026	$100,000,000	$3,607.46	N/A	$23.77
2025	$100,000,000	$5,318.43	N/A	$23.89
2024	$100,000,000	$8,245.75	N/A	$23.28
2023	$100,000,000	$6,343.93	N/A	$23.88
2022	$100,000,000	$6,795.47	N/A	$25.99
2021(10)	$100,000,000	$9,014.38	N/A	$24.98

5.00% Unsecured Notes due 2027
2026	$100,000,000	$3,607.46	N/A	$24.23
2025	$100,000,000	$5,318.43	N/A	$23.55
2024	$100,000,000	$8,245.75	N/A	$22.67
2023	$100,000,000	$6,343.93	N/A	$23.02
2022	$100,000,000	$6,795.47	N/A	$24.87
Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)(11)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)(11)
8.75% Unsecured Notes due 2030
2026	$115,000,000	$3,607.46	N/A	$25.62
2025	$115,000,000	$5,318.43	N/A	$25.71

7.95% Unsecured Notes due 2032
2026	$185,000,000	$3,607.46	N/A	$24.98
2025	$185,000,000	$5,318.43	N/A	$24.70

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“Repurchase Agreement”) with Nomura Securities International, Inc. (“Nomura”) in accordance with Section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Term Preferred Shares (based on a per share liquidation preference of $25). With respect to the Notes and the Repurchase Agreement, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such indebtedness.

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period. With respect to the Repurchase Agreement, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 1, 2024 the Fund redeemed all of the issued and outstanding 6.75% Series 2024 Term Preferred Stock at the term redemption price.

(6)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(7)      On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Fund’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(8)      On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(9)      On April 15, 2021, the Fund redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.

(10)    Not covered by the report of the independent registered public accounting firm.

Senior Securities, Note [Text Block]

Senior Securities Table

Information about our senior securities is shown in the following tables as of the fiscal years ended March 31, 2026, 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, and 2017:

Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)(11)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)(11)
7.50% Series 2023 Term Preferred Shares(7)(9)(10)
2021	$57,034,875	$71.94	$25.00	$24.36
2020	$60,400,025	$50.24	$25.00	$25.16
2019	$90,400,025	$68.27	$25.00	$25.34
2018	$90,400,025	$60.17	$25.00	$25.44
2017	$90,400,025	$64.83	$25.00	$25.35

8.125% Series 2024 Term Preferred Shares(6)(10)
2017	$50,504,475	$64.83	$25.00	$25.61

6.75% Series 2024 Term Preferred Shares(5)(7)
2024	$68,125,375	$84.63	$25.00	$24.84
2023	$68,125,375	$65.11	$25.00	$24.93
2022	$68,125,375	$80.25	$25.00	$25.29
2021(10)	$68,125,375	$71.94	$25.00	$23.42
2020(10)	$68,235,375	$50.24	$25.00	$25.19
2019(10)	$68,235,375	$68.27	$25.00	$25.42
2018(10)	$68,235,375	$60.17	$25.00	$25.28
Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)(11)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)(11)
6.25% Series 2027 Term Preferred Shares(7)
2026	$88,120,150	$57.22	$25.00	$24.46
2025	$88,120,150	$92.46	$25.00	$23.86
2024	$88,120,150	$84.63	$25.00	$22.95
2023	$88,120,150	$65.11	$25.00	$23.37
2022	$88,120,150	$80.25	$25.00	$25.11
2021(10)	$88,120,150	$71.94	$25.00	$22.25
2020(10)	$91,600,000	$50.24	$25.00	$22.14

6.00% Series 2029 Term Preferred Shares
2026	$67,172,500	$57.22	$25.00	$23.25
2025	$67,172,500	$92.46	$25.00	$22.70
2024	$67,172,500	$84.63	$25.00	$21.71
2023	$67,172,500	$65.11	$25.00	$22.46
2022	$67,172,500	$80.25	$25.00	$24.92

7.125% Series 2029 Term Preferred Shares
2026	$63,750,000	$57.22	$25.00	$24.26
2025	$63,750,000	$92.46	$25.00	$24.08
2024	$63,750,000	$84.63	$25.00	$23.13
2023	$63,750,000	$65.11	$25.00	$23.24

8.25% Series 2031 Term Preferred Shares
2026	$69,000,000	$57.22	$25.00	$24.58

Repurchase Agreement(8)(10)
2020	$40,000,000	$13,073.85	N/A	N/A
2019	$42,493,500	$12,925.66	N/A	N/A
2018	$42,493,500	$11,392.47	N/A	N/A

6.75% Unsecured Notes due 2031
2026	$100,000,000	$3,607.46	N/A	$23.77
2025	$100,000,000	$5,318.43	N/A	$23.89
2024	$100,000,000	$8,245.75	N/A	$23.28
2023	$100,000,000	$6,343.93	N/A	$23.88
2022	$100,000,000	$6,795.47	N/A	$25.99
2021(10)	$100,000,000	$9,014.38	N/A	$24.98

5.00% Unsecured Notes due 2027
2026	$100,000,000	$3,607.46	N/A	$24.23
2025	$100,000,000	$5,318.43	N/A	$23.55
2024	$100,000,000	$8,245.75	N/A	$22.67
2023	$100,000,000	$6,343.93	N/A	$23.02
2022	$100,000,000	$6,795.47	N/A	$24.87
Year	Total Amount Outstanding Exclusive of Treasury Securities(1)	Asset Coverage Ratio Per Unit(2)(11)	Involuntary Liquidation Preference Per Unit(3)	Average Market Value Per Unit(4)(11)
8.75% Unsecured Notes due 2030
2026	$115,000,000	$3,607.46	N/A	$25.62
2025	$115,000,000	$5,318.43	N/A	$25.71

7.95% Unsecured Notes due 2032
2026	$185,000,000	$3,607.46	N/A	$24.98
2025	$185,000,000	$5,318.43	N/A	$24.70

(1)      Total amount of each class of senior securities outstanding at the end of the period presented.

(2)      Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“Repurchase Agreement”) with Nomura Securities International, Inc. (“Nomura”) in accordance with Section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Term Preferred Shares (based on a per share liquidation preference of $25). With respect to the Notes and the Repurchase Agreement, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such indebtedness.

(3)      The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period. With respect to the Repurchase Agreement, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

(5)      On July 1, 2024 the Fund redeemed all of the issued and outstanding 6.75% Series 2024 Term Preferred Stock at the term redemption price.

(6)      On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.

(7)      On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Fund’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.

(8)      On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.

(9)      On April 15, 2021, the Fund redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.

(10)    Not covered by the report of the independent registered public accounting firm.

Senior Securities Headings, Note [Text Block]									Information about our senior securities is shown in the following tables as of the fiscal years ended March 31, 2026, 2025, 2024, 2023, 2022, 2021, 2020, 2019, 2018, and 2017:
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives

Our investment objective is to maximize our portfolio’s risk adjusted total return, and we currently seek to achieve our investment objective by investing in structured finance investments, specifically the equity and junior debt tranches of CLO vehicles(1), which are collateralized primarily by a diverse portfolio of senior secured loans made to companies whose debt is unrated or is rated below investment grade (the “Senior Loans”) and, to a limited extent, subordinated and/or unsecured loans and bonds (together with the Senior Loans, the “CLO Assets”).

Risk Factors [Table Text Block]

Summary Risk Factors

The value of our assets, as well as the market price of our securities, will fluctuate. Our investments may be risky, and you may lose all or part of your investment in us. Investing in Oxford Lane Capital involves other risks, including the following:

Risks Relating to Our Business and Structure

•        Our investment portfolio is recorded at fair value, with our Board of Directors having final responsibility for overseeing, reviewing and approving, in good faith, its estimate of fair value and, as a result, there will be uncertainty as to the value of our portfolio investments.

•        Our financial condition and results of operations will depend on our ability to manage our existing portfolio and future growth effectively.

•        We are dependent upon Oxford Lane Management’s key management personnel for our future success, particularly Jonathan H. Cohen and Saul B. Rosenthal.

•        We operate in a highly competitive market for investment opportunities.

•        Regulations governing our operation as a registered closed-end management investment company, including the asset coverage ratio requirements under the 1940 Act, affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

•        We are permitted to borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.

•        There are significant potential conflicts of interest between Oxford Lane Management and our management team.

Risks Related to U.S. Federal Tax Regulation

•        We will be subject to U.S. federal income tax at corporate rates, if we are unable to qualify for tax treatment as a RIC for U.S. federal income tax purposes.

Risks Relating to Our Investments

•        Our investments in CLO vehicles are riskier and less transparent to us and our stockholders than direct investments in the underlying Senior Loans or CLO Assets.

•        CLO securities and their investments are often illiquid.

•        Our portfolio of investments may lack diversification among CLO vehicles which may subject us to a risk of significant loss if one or more of these CLO vehicles experience a high level of defaults on its underlying Senior Loans or CLO Assets.

•        Investing in CLO vehicles, Senior Loans and other high-yield corporate credits involves a variety of risks, any of which may adversely impact our performance.

•        Inflation may adversely affect our and our portfolio companies’ business, results of operations and financial condition.

Risks Relating to an Investment in Our Securities

•        Common shares of closed-end management investment companies, including Oxford Lane Capital, have in the past frequently traded at discounts to their net asset values, and we cannot assure you that the market price of shares of our common stock will not decline below our net asset value per share.

•        Our common stock price may be volatile and may decrease substantially.

See “PRINCIPAL RISKS” below, as well as our prospectus, for additional discussion of factors you should carefully consider before investing in the Fund’s securities.

PRINCIPAL RISKS

Investing in our securities involves a number of significant risks. In addition to the other information contained elsewhere in this report, you should consider carefully the following information before making an investment in our securities. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the net asset value of our common stock could decline, and you may lose all or part of your investment.

Risks Relating to Our Business and Structure

Our financial condition and results of operations depend on Oxford Lane Management’s ability to effectively manage and deploy capital.

Our ability to achieve our investment objective depends on our ability to effectively manage and deploy capital, which depends, in turn, on Oxford Lane Management’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.

Accomplishing our investment objective on a cost-effective basis is largely a function of Oxford Lane Management’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to pay distributions.

Our success will depend on the ability of Oxford Lane Management and certain of its affiliates to attract and retain qualified personnel in a competitive environment.

Our success also requires that Oxford Lane Management retain investment and administrative personnel in a competitive market. Its ability to attract and retain personnel with the requisite credentials, experience and skills depends on several factors including, but not limited to, its ability to offer competitive wages, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which we compete for experienced personnel, have greater resources than we have. Oxford Lane Management has the right, under the Investment Advisory Agreement, to resign at any time upon 60 days’ written notice, whether we have found a replacement or not. If Oxford Lane Management resigns, we may not be able to find a new Adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations as well as our ability to pay distributions are likely to be adversely affected and the market price of our shares may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by Oxford Lane Management and its affiliates. Even if we are able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with our investment objective may result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.

We are dependent upon Oxford Lane Management’s key management personnel for our future success, particularly Jonathan H. Cohen and Saul B. Rosenthal.

We depend on the diligence, skill and network of business contacts of the senior management of Oxford Lane Management. The senior management, together with other investment professionals, will evaluate, negotiate, structure, close, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the senior management team, particularly Jonathan H. Cohen, the Chief Executive Officer of Oxford Lane Management, and Saul B. Rosenthal, the President of Oxford Lane Management. Neither Mr. Cohen nor Mr. Rosenthal will devote all of their business time to our operations, and both will have other demands on their time as a result of their other activities. Neither Mr. Cohen nor Mr. Rosenthal is subject to an employment contract. The departure of either of these individuals could have a material adverse effect on our ability to achieve our investment objective. In addition, due to Oxford Lane Management’s relatively small staff size, the departure of any of Oxford Lane Management’s personnel, including investment, accounting and compliance professionals, could have a material adverse effect on us.

Although Messrs. Cohen and Rosenthal have experience managing other investment portfolios, including those of Oxford Square Capital Corp., a publicly traded business development company that invests principally in the debt of U.S.-based companies, Oxford Park Income Fund, Inc., a non-traded registered closed-end fund that invests principally in CLO debt and equity securities, and the Oxford Gate Funds, private investment funds that invest principally in the equity of CLOs, their track record and prior achievements are not necessarily indicative of future results that will be achieved by Oxford Lane Management. We cannot assure you that we will be able to achieve the results realized by other vehicles managed by Messrs. Cohen and Rosenthal.

Our incentive fee structure and the formula for calculating the fee payable to Oxford Lane Management may incentivize Oxford Lane Management to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.

The incentive fee payable by us to Oxford Lane Management may create an incentive for Oxford Lane Management to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to Oxford Lane Management is based on our pre-incentive net investment income, as calculated in accordance with our Investment Advisory Agreement. In addition, our base management fee is calculated on the basis of our gross assets, including assets acquired through the use of leverage. This may encourage Oxford Lane Management to use leverage to increase the aggregate amount of and the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities.

We may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of any such investment company’s expenses, including management and performance fees. We will also remain obligated to pay management and incentive fees to Oxford Lane Management with respect to the assets invested in the securities and other instruments of other investment companies. With respect to each of these investments, each of our stockholders will bear his or her share of the management and incentive fee of Oxford Lane Management as well as indirectly bearing the management and performance fees and other expenses of any investment companies in which we invest.

In the course of our investing activities, we will pay management and incentive fees to Oxford Lane Management and reimburse Oxford Lane Management for certain expenses it incurs. As a result, investors in our common stock will invest on a “gross” basis and receive distributions on a “net” basis after expenses, resulting in a lower rate of return than an investor might achieve through direct investments.

A general increase in interest rates may have the effect of making it easier for Oxford Lane Management to receive incentive fees, without necessarily resulting in an increase in our net earnings.

Given the structure of our Investment Advisory Agreement with Oxford Lane Management, any general increase in interest rates will likely have the effect of making it easier for Oxford Lane Management to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of Oxford Lane Management. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, Oxford Lane Management could potentially receive a significant portion of the increase in our investment income attributable to such a general increase in interest rates. If that were to occur, our increase in net earnings, if any, would likely be significantly smaller than the relative increase in Oxford Lane Management’s income incentive fee resulting from such a general increase in interest rates.

We may borrow money and/or issue preferred stock to leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.

The use of leverage magnifies the potential for gain or loss on amounts invested and, therefore, increases the risks associated with investing in our securities. As of March 31, 2026, we have an aggregate of $88.1 million of preferred stock with a preferred rate of 6.25% per annum, an aggregate of $67.2 million of preferred stock with a preferred rate of 6.00% per annum, an aggregate of $63.8 million of preferred stock with a preferred rate of 7.125% per annum, an aggregate of $69.0 million of preferred stock with a preferred rate of 8.25% per annum, $100.0 million of 5.00% Unsecured Notes due 2027, $100.0 million of 6.75% Unsecured Notes due 2031, $115.0 million of 8.75% Unsecured Notes due 2030, and $185.0 million of 7.95% Unsecured Notes due 2032. Although we have no current intention to do so, we may borrow from and issue senior securities, including additional shares of preferred stock, to banks, insurance companies and other lenders in the future. Holders of these senior securities will have fixed dollar claims on our assets that are superior to the claims of our common stockholders, and we would expect such lenders to seek recovery against our assets in the event of a default. If the value of our assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make dividend payments on our common stock. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, as the management fee payable to Oxford Lane Management will be payable based on our gross assets, including those assets acquired through the use of leverage, Oxford Lane Management will have a financial incentive to incur leverage which may not be consistent with our stockholders’ interests. In addition, our common stockholders will bear the burden of any increase in our expenses as a result of leverage, including any increase in the management fee payable to Oxford Lane Management.

As a registered closed-end management investment company, we will generally be required to meet an asset coverage ratio with respect to our outstanding senior securities representing indebtedness, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, of at least 300% after each issuance of senior securities representing indebtedness. In addition, we will generally be required to meet an asset coverage ratio with respect to our outstanding preferred stock, as defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, of at least 200% immediately after each issuance of such preferred stock. If this ratio declines, we may not be able to incur additional debt or issue additional shares of preferred stock and could be required by law to sell a portion of our investments to repay some debt or redeem some preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make distributions or repurchases of stock. The amount of leverage that we employ will depend on Oxford Lane Management’s and our Board of Directors’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code.

Effects of Leverage [Text Block]

Illustration.    The following table illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Our Portfolio(1) (net of expenses)	-10.0%	-5.0%	0.0%	5.0%	10.0%
Corresponding net return to common stockholder	(21.6)%	(13.3)%	(5.0)%	3.3%	11.5%

____________

(1)     Assumes (i) $1.79 billion in pro forma total assets as of March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares); (ii) $1.08 billion in pro forma net assets as of March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares); and (iii) an annualized average effective interest rate on our indebtedness and preferred equity, as of

March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares), of 7.78%. Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 3.0% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.

Effects of Leverage [Table Text Block]
Assumed Return on Our Portfolio(1) (net of expenses)	-10.0%	-5.0%	0.0%	5.0%	10.0%
Corresponding net return to common stockholder	(21.6)%	(13.3)%	(5.0)%	3.3%	11.5%

____________

(1)     Assumes (i) $1.79 billion in pro forma total assets as of March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares); (ii) $1.08 billion in pro forma net assets as of March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares); and (iii) an annualized average effective interest rate on our indebtedness and preferred equity, as of

March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares), of 7.78%. Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 3.0% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.

Return at Minus Ten [Percent]	[11]								(21.60%)
Return at Minus Five [Percent]	[11]								(13.30%)
Return at Zero [Percent]	[11]								(5.00%)
Return at Plus Five [Percent]	[11]								3.30%
Return at Plus Ten [Percent]	[11]								11.50%
Effects of Leverage, Purpose [Text Block]									The following table illustrates the effect of leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.
Share Price [Table Text Block]
	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2027
First Quarter (through May 15, 2026)	*	$10.58	$9.51	*	*	$0.600

Fiscal 2026
Fourth Quarter	$10.56	$15.29	$8.01	44.8%	(24.1)%	$1.200
Third Quarter	$15.51	$17.33	$12.88	11.7%	(17.0)%	$1.200
Second Quarter	$19.19	$21.15	$15.90	10.2%	(17.1)%	$1.350
First Quarter	$20.60	$24.90	$19.55	20.9%	(5.1)%	$1.350

Fiscal 2025
Fourth Quarter	$21.60	$25.95	$20.05	20.1%	(7.2)%	$1.350
Third Quarter	$24.10	$27.44	$25.10	13.9%	4.1%	$1.350
Second Quarter	$23.80	$28.40	$25.53	19.3%	7.2%	$1.350
First Quarter	$24.55	$28.90	$24.75	17.7%	0.8%	$1.200

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

Share Prices Not Actual Transactions [Text Block]

Price Range of Common Stock
(Unaudited)

Our common stock is traded on the NASDAQ Global Select Market under the symbol “OXLC.” The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year to date, the NAV per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share. All per share amounts and per share prices in the table below have been adjusted retroactively for periods prior to September 5, 2025 to reflect the Reverse Stock Split.

	NAV(1)	Price Range		Premium/ (Discount) of High Sales Price to NAV(2)	Premium/ (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
		High	Low
Fiscal 2027
First Quarter (through May 15, 2026)	*	$10.58	$9.51	*	*	$0.600

Fiscal 2026
Fourth Quarter	$10.56	$15.29	$8.01	44.8%	(24.1)%	$1.200
Third Quarter	$15.51	$17.33	$12.88	11.7%	(17.0)%	$1.200
Second Quarter	$19.19	$21.15	$15.90	10.2%	(17.1)%	$1.350
First Quarter	$20.60	$24.90	$19.55	20.9%	(5.1)%	$1.350

Fiscal 2025
Fourth Quarter	$21.60	$25.95	$20.05	20.1%	(7.2)%	$1.350
Third Quarter	$24.10	$27.44	$25.10	13.9%	4.1%	$1.350
Second Quarter	$23.80	$28.40	$25.53	19.3%	7.2%	$1.350
First Quarter	$24.55	$28.90	$24.75	17.7%	0.8%	$1.200

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

*        Not determinable at the time of filing.

On May 15, 2026, the last reported sales price of our common stock was $9.97 per share. As of May 15, 2026, we had 124 holders of record of our common stock.

Shares of closed-end management investment companies may trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that our shares of common stock will trade at a discount from net asset value or at premiums that are unsustainable over the long term are separate and distinct from the risk that our net asset value will decrease. Since our initial public offering, shares of our common stock have traded at a discount and at a premium to the net assets attributable to those shares. As of May 15, 2026, our shares of common stock traded at a discount equal to approximately 5.59% of our net asset value per share as of March 31, 2026. It is not possible to predict whether the shares offered hereby will trade at, above, or below net asset value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

NOTE 14. ISSUANCES OF COMMON STOCK

The Fund sold a total of 5,852,674 shares of common stock pursuant to an At-the-Market (“ATM”) offering during the fiscal year ended March 31, 2026, which amount of shares has been adjusted retroactively to reflect the Reverse Stock Split for any shares sold prior to September 5, 2025. The total amount of capital raised under these issuances was approximately $131.1 million and net proceeds were approximately $130.9 million after deducting the sales agent’s commissions and offering expenses.

The Fund sold a total of 40,722,223 shares, which amount of shares has been adjusted retroactively to reflect the Reverse Stock Split of common stock, pursuant to an ATM offering during the fiscal year ended March 31, 2025. The total amount of capital raised under these issuances was approximately $1,050.7 million and net proceeds were approximately $1,043.4 million after deducting the sales agent’s commissions and offering expenses.

For the year ended March 31, 2026 and March 31, 2025, the Fund issued 2,325,164 and 2,088,723 shares of common stock, respectively, in connection with the distribution reinvestment plan, in each case adjusted retroactively to reflect the Reverse Stock Split for shares issued pursuant to the distribution reinvestment plan prior to September 5, 2025.

Security Dividends [Text Block]

The Board of Directors declared monthly distributions of $0.20 per share on its common stock, as follows:

Month Ending	Date Declared	Record Date	Payment Date	Amount Per Share
April 30, 2026	January 29, 2026	April 16, 2026	April 30, 2026	$0.20
May 31, 2026	January 29, 2026	May 15, 2026	May 29, 2026	$0.20
June 30, 2026	January 29, 2026	June 16, 2026	June 30, 2026	$0.20
July 31, 2026	May 14, 2026	July 17, 2026	July 31, 2026	$0.20
August 31, 2026	May 14, 2026	August 17, 2026	August 31, 2026	$0.20
September 30, 2026	May 14, 2026	September 16, 2026	September 30, 2026	$0.20

The Board of Directors declared the required monthly dividends on 6.25% Series 2027, 6.00% Series 2029, 7.125% Series 2029, and 8.25% Series 2031 Term Preferred Shares (each, a “Share”), as follows:

	Date Declared	Per Share Dividend Amount Declared	Record Dates	Payable Dates
6.25% Series 2027	January 29, 2026	$0.13020833	April 16, 2026 May 15, 2026	April 30, 2026 May 29, 2026
6.00% Series 2029	January 29, 2026	$0.12500000	April 16, 2026 May 15, 2026	April 30, 2026 May 29, 2026
7.125% Series 2029	January 29, 2026	$0.14843750	April 16, 2026 May 15, 2026	April 30, 2026 May 29, 2026
8.25% Series 2031	April 1, 2026	$0.24062500(1)	April 16, 2026	April 30, 2026
	April 1, 2026	$0.17187500	May 15, 2026	May 29, 2026
6.00% Series 2029	May 14, 2026	$0.12500000	June 16, 2026 July 17, 2026 August 17, 2026	June 30, 2026 July 31, 2026 August 31, 2026
7.125% Series 2029	May 14, 2026	$0.14843750	June 16, 2026 July 17, 2026 August 17, 2026	June 30, 2026 July 31, 2026 August 31, 2026
8.25% Series 2031	May 14, 2026	$0.17187500	June 16, 2026 July 17, 2026 August 17, 2026	June 30, 2026 July 31, 2026 August 31, 2026

(1)      Includes the initial accrual period commencing March 20, 2026, the date the 8.25% Series 2031 Term Preferred Shares were issued.

On May 14, 2026, the Board of Directors authorized a new 12-month share repurchase program (the “2026 Share Repurchase Program”). Under the 2026 Share Repurchase Program, the Fund may repurchase, during the 12-month period commencing on May 14, 2026, up to $150.0 million in the aggregate of the Fund’s outstanding common stock in the open market. The timing, manner, price and amount of any share repurchases will be determined by the Fund, in its discretion, based upon the evaluation of economic and market conditions, the Fund’s stock price, applicable legal, contractual and regulatory requirements and other factors. The 2026 Share Repurchase Program is expected to be in effect until May 14, 2027, unless extended or until the aggregate repurchase amount has been expended. The 2026 Share Repurchase Program does not require the Fund to repurchase any specific number of shares, and the Fund cannot assure stockholders that any shares will be repurchased under the 2026 Share Repurchase Program. The 2026 Share Repurchase Program may be suspended, extended, modified or discontinued at any time.

On May 1, 2026 (the “May Redemption Date”), the Fund redeemed a portion of the outstanding 6.25% Series 2027 Term Preferred Stock at a redemption price of $25 per share. The Fund redeemed 2,800,000 shares of 6.25% Series 2027 Term Preferred Stock on the May Redemption Date. On April 24, 2026, the Fund caused notice to be issued that the Fund will redeem the remaining outstanding 724,806 shares of the 6.25% Series 2027 Term Preferred Stock on June 1, 2026 (the “June Redemption Date” and together with the May Redemption Date, the “Redemption Dates”) at a redemption price of $25 per share. As of the Redemption Dates, all dividends to, but excluding, the Redemption Dates have been paid with respect to the 6.25% Series 2027 Term Preferred Stock.

The Fund has evaluated subsequent events through the date of issuance and noted no other events that necessitate adjustments to or disclosure in the financial statements.

Long Term Debt [Table Text Block]

NOTE 7. MANDATORILY REDEEMABLE PREFERRED STOCK

The Fund has authorized 50 million shares of mandatorily redeemable preferred stock, at a par value of $0.01 per share, and had 11,521,706 shares issued and outstanding at March 31, 2026. During the fiscal year ended March 31, 2026, the Fund had the following series of preferred stock outstanding: 6.25% Series 2027 Term Preferred Shares (the “6.25% Series 2027 Shares”); 6.00% Series 2029 Term Preferred Shares (the “6.00% Series 2029 Shares”); 7.125% Series 2029 Term Preferred Shares (the “7.125% Series 2029 Shares”); and 8.25% Series 2031 Term Preferred Shares (the “8.25% Series 2031 Shares”), collectively the “Term Preferred Shares”, each issued in an underwritten public offering. The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt. The Fund’s Term Preferred Shares had approximately $189,750 of accumulated but unpaid dividends payable at March 31, 2026.

The Fund’s Term Preferred Share activity for the year ended March 31, 2026, was as follows:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares	Total
Shares outstanding at March 31, 2025	3,524,806	2,686,900	2,550,000	—	8,761,706
Shares issued	—	—	—	2,760,000	2,760,000
Shares redeemed	—	—	—	—	—
Shares outstanding at March 31, 2026	3,524,806	2,686,900	2,550,000	2,760,000	11,521,706

The Fund’s Term Preferred Share balances as of March 31, 2026, were as follows:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares	Total(2)
Principal value	$88,120,150	$67,172,500	$63,750,000	$69,000,000	$288,042,650
Deferred issuance cost	(394,324)	(1,011,623)	(1,088,205)	(2,249,750)	(4,743,902)
Carrying value	$87,725,826	$66,160,877	$62,661,795	$66,750,250	$283,298,748
Fair value(1)	$87,062,708	$63,048,109	$61,607,235	$67,785,600	$279,503,652
Fair value price per share(1)	$24.70	$23.47	$24.16	$24.56

____________

(1)      Represents the March 31, 2026 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

(2)      Totals may not sum due to rounding.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	February 28, 2027	August 31, 2029	June 30, 2029	March 20, 2031
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	February 28, 2023	August 31, 2024	June 30, 2024	March 20, 2028
Stated interest rate	6.25%	6.00%	7.125%	8.25%

Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of March 31, 2026, the Fund had an unamortized deferred debt issuance cost balance of approximately $4.7 million related to the issuance of the Term Preferred Shares.

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the year ended March 31, 2026:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares	Total(3)
Stated interest expense(1)	$5,507,509	$4,030,350	$4,542,188	$189,750	$14,269,797
Amortization of deferred issuance costs	430,923	295,630	334,621	13,635	1,074,809
Total interest expense(3)	$5,938,432	$4,325,980	$4,876,809	$203,385	$15,344,606
Weighted average effective interest rate(2)	6.74%	6.44%	7.65%	8.97%	6.96%
Cash paid for interest	$5,507,509	$4,030,350	$4,542,188	$—	$14,080,047

____________

(1)      Stated interest is composed of distributions declared of approximately $14.3 million for the year ended March 31, 2026.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

(3)      Totals may not sum due to rounding

NOTE 8. BORROWINGS

NOTES PAYABLE — 6.75% UNSECURED NOTES DUE 2031

On March 16, 2021, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 6.75% Unsecured Notes due 2031 (the “6.75% Notes”). The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.

The aggregate accrued interest payable on the 6.75% Notes as of March 31, 2026 was approximately $18,750. As of March 31, 2026, the Fund had unamortized deferred debt issuance costs of approximately $1.8 million, relating to the 6.75% Notes. The deferred debt issuance costs are being amortized over the term of the 6.75% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the year ended March 31, 2026 was approximately 7.11%. The interest expense paid for the year ended March 31, 2026 was approximately $6.8 million.

NOTES PAYABLE — 5.00% UNSECURED NOTES DUE 2027

On January 13, 2022, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $100.0 million in aggregate principal amount of 5.00% Unsecured Notes due 2027 (the “5.00% Notes”). The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.

The aggregate accrued interest payable on the 5.00% Notes as of March 31, 2026 was approximately $13,889. As of March 31, 2026, the Fund had unamortized deferred debt issuance costs of approximately $0.6 million, relating to the 5.00% Notes. The deferred debt issuance costs are being amortized over the term of the 5.00% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the year ended March 31, 2026 was approximately 5.67%. The interest expense paid for the year ended March 31, 2026 was approximately $5.0 million.

NOTES PAYABLE — 8.75% UNSECURED NOTES DUE 2030

On July 8, 2024, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $115.0 million in aggregate principal amount of 8.75% Unsecured Notes due 2030 (the “8.75% Notes”). The 8.75% Notes will mature on June 30, 2030 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after June 30, 2028. The 8.75% Notes bear interest at a rate of 8.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing September 30, 2024.

The aggregate accrued interest payable on the 8.75% Notes as of March 31, 2026, was approximately $27,951. As of March 31, 2026, the Fund had unamortized deferred debt issuance costs of approximately $2.9 million, relating to the 8.75% Notes. The deferred debt issuance costs are being amortized over the term of the 8.75% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the year ended March 31, 2026 was approximately 9.33%. The interest expense paid for the year ended March 31, 2026 was approximately $10.1 million.

NOTES PAYABLE — 7.95% UNSECURED NOTES DUE 2032

On February 27, 2025, the Fund completed an underwritten public offering, including the full exercise of the underwriters’ 30-day overallotment option, of approximately $185.0 million in aggregate principal amount of 7.95% Unsecured Notes due 2032 (the “7.95% Notes” together with the 6.75% Notes, 5.00% Notes and 8.75% Notes, the “Notes”). The 7.95% Notes will mature on February 29, 2032 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after February 28, 2030. The 7.95% Notes bear interest at a rate of 7.95% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2025.

The aggregate accrued interest payable on the 7.95% Notes as of March 31, 2026 was approximately $40,854. As of March 31, 2026, the Fund had unamortized deferred debt issuance costs of approximately $5.4 million, relating to the 7.95% Notes. The deferred debt issuance costs are being amortized over the term of the 7.95% Notes and are included in interest expense in the statement of operations. The effective annualized interest rate for the year ended March 31, 2026 was approximately 8.42%. The interest expense paid for the year ended March 31, 2026 was approximately $16.1 million.

For the year ended March 31, 2026, the Fund’s weighted average principal amount of debt outstanding, including Term Preferred Shares and Notes, and the related weighted average annualized effective interest rate, were approximately $721.3 million and 7.55%, respectively.

Long Term Debt, Title [Text Block]

The table below summarizes the components of interest expense, effective interest rates and cash paid on the Term Preferred Shares for the year ended March 31, 2026:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares	Total(3)
Stated interest expense(1)	$5,507,509	$4,030,350	$4,542,188	$189,750	$14,269,797
Amortization of deferred issuance costs	430,923	295,630	334,621	13,635	1,074,809
Total interest expense(3)	$5,938,432	$4,325,980	$4,876,809	$203,385	$15,344,606
Weighted average effective interest rate(2)	6.74%	6.44%	7.65%	8.97%	6.96%
Cash paid for interest	$5,507,509	$4,030,350	$4,542,188	$—	$14,080,047

____________

(1)      Stated interest is composed of distributions declared of approximately $14.3 million for the year ended March 31, 2026.

(2)      Represents the weighted average effective rate for each respective series of Term Preferred Shares.

(3)      Totals may not sum due to rounding

Long Term Debt, Structuring [Text Block]

The Fund has authorized 50 million shares of mandatorily redeemable preferred stock, at a par value of $0.01 per share, and had 11,521,706 shares issued and outstanding at March 31, 2026. During the fiscal year ended March 31, 2026, the Fund had the following series of preferred stock outstanding: 6.25% Series 2027 Term Preferred Shares (the “6.25% Series 2027 Shares”); 6.00% Series 2029 Term Preferred Shares (the “6.00% Series 2029 Shares”); 7.125% Series 2029 Term Preferred Shares (the “7.125% Series 2029 Shares”); and 8.25% Series 2031 Term Preferred Shares (the “8.25% Series 2031 Shares”), collectively the “Term Preferred Shares”, each issued in an underwritten public offering. The Fund is required to redeem all of the outstanding Term Preferred Shares on their respective redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Fund cannot effect any amendment, alteration, or repeal of the Fund’s obligation to redeem all of the Term Preferred Shares without the prior unanimous vote or consent of the holders of such Term Preferred Shares. At any time on or after the optional redemption date, at the Fund’s sole option, the Fund may redeem the Term Preferred Shares at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Shares. The Fund, with the authorization by the Board of Directors, may repurchase any of the Term Preferred Shares from time to time in the open market and effectively extinguish the debt. The Fund’s Term Preferred Shares had approximately $189,750 of accumulated but unpaid dividends payable at March 31, 2026.

Long Term Debt, Issuance and Substitution [Text Block]

The Fund’s Term Preferred Share activity for the year ended March 31, 2026, was as follows:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares	Total
Shares outstanding at March 31, 2025	3,524,806	2,686,900	2,550,000	—	8,761,706
Shares issued	—	—	—	2,760,000	2,760,000
Shares redeemed	—	—	—	—	—
Shares outstanding at March 31, 2026	3,524,806	2,686,900	2,550,000	2,760,000	11,521,706

Outstanding Security, Authorized [Shares]									900,000,000
Outstanding Security, Held [Shares]									97,649,648
Risks Relating to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Business and Structure

•        Our investment portfolio is recorded at fair value, with our Board of Directors having final responsibility for overseeing, reviewing and approving, in good faith, its estimate of fair value and, as a result, there will be uncertainty as to the value of our portfolio investments.

•        Our financial condition and results of operations will depend on our ability to manage our existing portfolio and future growth effectively.

•        We are dependent upon Oxford Lane Management’s key management personnel for our future success, particularly Jonathan H. Cohen and Saul B. Rosenthal.

•        We operate in a highly competitive market for investment opportunities.

•        Regulations governing our operation as a registered closed-end management investment company, including the asset coverage ratio requirements under the 1940 Act, affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.

•        We are permitted to borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.

•        There are significant potential conflicts of interest between Oxford Lane Management and our management team.

Risks Related to U.S. Federal Tax Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to U.S. Federal Tax Regulation

•        We will be subject to U.S. federal income tax at corporate rates, if we are unable to qualify for tax treatment as a RIC for U.S. federal income tax purposes.

Risks Relating to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Investments

•        Our investments in CLO vehicles are riskier and less transparent to us and our stockholders than direct investments in the underlying Senior Loans or CLO Assets.

•        CLO securities and their investments are often illiquid.

•        Our portfolio of investments may lack diversification among CLO vehicles which may subject us to a risk of significant loss if one or more of these CLO vehicles experience a high level of defaults on its underlying Senior Loans or CLO Assets.

•        Investing in CLO vehicles, Senior Loans and other high-yield corporate credits involves a variety of risks, any of which may adversely impact our performance.

•        Inflation may adversely affect our and our portfolio companies’ business, results of operations and financial condition.

Risks Relating to an Investment in Our Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to an Investment in Our Securities

•        Common shares of closed-end management investment companies, including Oxford Lane Capital, have in the past frequently traded at discounts to their net asset values, and we cannot assure you that the market price of shares of our common stock will not decline below our net asset value per share.

•        Our common stock price may be volatile and may decrease substantially.

See “PRINCIPAL RISKS” below, as well as our prospectus, for additional discussion of factors you should carefully consider before investing in the Fund’s securities.

Risks Relating to Our Business and Structure one [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Our Business and Structure

Our financial condition and results of operations depend on Oxford Lane Management’s ability to effectively manage and deploy capital.

Our ability to achieve our investment objective depends on our ability to effectively manage and deploy capital, which depends, in turn, on Oxford Lane Management’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.

Accomplishing our investment objective on a cost-effective basis is largely a function of Oxford Lane Management’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to pay distributions.

Our success will depend on the ability of Oxford Lane Management and certain of its affiliates to attract and retain qualified personnel in a competitive environment.

Our success also requires that Oxford Lane Management retain investment and administrative personnel in a competitive market. Its ability to attract and retain personnel with the requisite credentials, experience and skills depends on several factors including, but not limited to, its ability to offer competitive wages, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which we compete for experienced personnel, have greater resources than we have. Oxford Lane Management has the right, under the Investment Advisory Agreement, to resign at any time upon 60 days’ written notice, whether we have found a replacement or not. If Oxford Lane Management resigns, we may not be able to find a new Adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations as well as our ability to pay distributions are likely to be adversely affected and the market price of our shares may decline. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by Oxford Lane Management and its affiliates. Even if we are able to retain comparable management, whether internal or external, the integration of such management and their lack of familiarity with our investment objective may result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.

We are dependent upon Oxford Lane Management’s key management personnel for our future success, particularly Jonathan H. Cohen and Saul B. Rosenthal.

We depend on the diligence, skill and network of business contacts of the senior management of Oxford Lane Management. The senior management, together with other investment professionals, will evaluate, negotiate, structure, close, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the senior management team, particularly Jonathan H. Cohen, the Chief Executive Officer of Oxford Lane Management, and Saul B. Rosenthal, the President of Oxford Lane Management. Neither Mr. Cohen nor Mr. Rosenthal will devote all of their business time to our operations, and both will have other demands on their time as a result of their other activities. Neither Mr. Cohen nor Mr. Rosenthal is subject to an employment contract. The departure of either of these individuals could have a material adverse effect on our ability to achieve our investment objective. In addition, due to Oxford Lane Management’s relatively small staff size, the departure of any of Oxford Lane Management’s personnel, including investment, accounting and compliance professionals, could have a material adverse effect on us.

Although Messrs. Cohen and Rosenthal have experience managing other investment portfolios, including those of Oxford Square Capital Corp., a publicly traded business development company that invests principally in the debt of U.S.-based companies, Oxford Park Income Fund, Inc., a non-traded registered closed-end fund that invests principally in CLO debt and equity securities, and the Oxford Gate Funds, private investment funds that invest principally in the equity of CLOs, their track record and prior achievements are not necessarily indicative of future results that will be achieved by Oxford Lane Management. We cannot assure you that we will be able to achieve the results realized by other vehicles managed by Messrs. Cohen and Rosenthal.

Our incentive fee structure and the formula for calculating the fee payable to Oxford Lane Management may incentivize Oxford Lane Management to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.

The incentive fee payable by us to Oxford Lane Management may create an incentive for Oxford Lane Management to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to Oxford Lane Management is based on our pre-incentive net investment income, as calculated in accordance with our Investment Advisory Agreement. In addition, our base management fee is calculated on the basis of our gross assets, including assets acquired through the use of leverage. This may encourage Oxford Lane Management to use leverage to increase the aggregate amount of and the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities.

We may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of any such investment company’s expenses, including management and performance fees. We will also remain obligated to pay management and incentive fees to Oxford Lane Management with respect to the assets invested in the securities and other instruments of other investment companies. With respect to each of these investments, each of our stockholders will bear his or her share of the management and incentive fee of Oxford Lane Management as well as indirectly bearing the management and performance fees and other expenses of any investment companies in which we invest.

In the course of our investing activities, we will pay management and incentive fees to Oxford Lane Management and reimburse Oxford Lane Management for certain expenses it incurs. As a result, investors in our common stock will invest on a “gross” basis and receive distributions on a “net” basis after expenses, resulting in a lower rate of return than an investor might achieve through direct investments.

A general increase in interest rates may have the effect of making it easier for Oxford Lane Management to receive incentive fees, without necessarily resulting in an increase in our net earnings.

Given the structure of our Investment Advisory Agreement with Oxford Lane Management, any general increase in interest rates will likely have the effect of making it easier for Oxford Lane Management to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement without any additional increase in relative performance on the part of Oxford Lane Management. In addition, in view of the catch-up provision applicable to income incentive fees under the Investment Advisory Agreement, Oxford Lane Management could potentially receive a significant portion of the increase in our investment income attributable to such a general increase in interest rates. If that were to occur, our increase in net earnings, if any, would likely be significantly smaller than the relative increase in Oxford Lane Management’s income incentive fee resulting from such a general increase in interest rates.

We may borrow money and/or issue preferred stock to leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.

The use of leverage magnifies the potential for gain or loss on amounts invested and, therefore, increases the risks associated with investing in our securities. As of March 31, 2026, we have an aggregate of $88.1 million of preferred stock with a preferred rate of 6.25% per annum, an aggregate of $67.2 million of preferred stock with a preferred rate of 6.00% per annum, an aggregate of $63.8 million of preferred stock with a preferred rate of 7.125% per annum, an aggregate of $69.0 million of preferred stock with a preferred rate of 8.25% per annum, $100.0 million of 5.00% Unsecured Notes due 2027, $100.0 million of 6.75% Unsecured Notes due 2031, $115.0 million of 8.75% Unsecured Notes due 2030, and $185.0 million of 7.95% Unsecured Notes due 2032. Although we have no current intention to do so, we may borrow from and issue senior securities, including additional shares of preferred stock, to banks, insurance companies and other lenders in the future. Holders of these senior securities will have fixed dollar claims on our assets that are superior to the claims of our common stockholders, and we would expect such lenders to seek recovery against our assets in the event of a default. If the value of our assets decreases, leveraging would cause net asset value to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make dividend payments on our common stock. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. Moreover, as the management fee payable to Oxford Lane Management will be payable based on our gross assets, including those assets acquired through the use of leverage, Oxford Lane Management will have a financial incentive to incur leverage which may not be consistent with our stockholders’ interests. In addition, our common stockholders will bear the burden of any increase in our expenses as a result of leverage, including any increase in the management fee payable to Oxford Lane Management.

As a registered closed-end management investment company, we will generally be required to meet an asset coverage ratio with respect to our outstanding senior securities representing indebtedness, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, of at least 300% after each issuance of senior securities representing indebtedness. In addition, we will generally be required to meet an asset coverage ratio with respect to our outstanding preferred stock, as defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, of at least 200% immediately after each issuance of such preferred stock. If this ratio declines, we may not be able to incur additional debt or issue additional shares of preferred stock and could be required by law to sell a portion of our investments to repay some debt or redeem some preferred stock when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make distributions or repurchases of stock. The amount of leverage that we employ will depend on Oxford Lane Management’s and our Board of Directors’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.

In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code.

Common Stock [Member]
Other Annual Expenses [Abstract]
Other Expenses, Note [Text Block]									“Other expenses” ($7.7 million) are estimated for the current fiscal year.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV		$ 19.55	$ 24.75	$ 15.9	$ 25.53	$ 12.88	$ 25.1	$ 9.51	$ 8.01		$ 20.05
Highest Price or Bid, NAV		$ 24.9	$ 28.9	$ 21.15	$ 28.4	$ 17.33	$ 27.44	$ 10.58	$ 15.29		$ 25.95
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]	20.90%	17.70%	10.20%	19.30%	11.70%	13.90%		44.80%		20.10%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]	(5.10%)	0.80%	(17.10%)	7.20%	(17.00%)	4.10%		(24.10%)		(7.20%)
Share Price	[13]	$ 1.35	$ 1.2	$ 1.35	$ 1.35	$ 1.2	$ 1.35	$ 0.6	$ 1.2		$ 1.35
NAV Per Share	[14]	$ 20.6	$ 24.55	$ 19.19	$ 23.8	$ 15.51	$ 24.1		$ 10.56		$ 21.6
Mandatorily Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]									50,000,000
Outstanding Security, Held [Shares]									11,521,706
Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[15]								$ 288,042,650
Long Term Debt, Structuring [Text Block]

The Fund’s Term Preferred Share balances as of March 31, 2026, were as follows:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares	Total(2)
Principal value	$88,120,150	$67,172,500	$63,750,000	$69,000,000	$288,042,650
Deferred issuance cost	(394,324)	(1,011,623)	(1,088,205)	(2,249,750)	(4,743,902)
Carrying value	$87,725,826	$66,160,877	$62,661,795	$66,750,250	$283,298,748
Fair value(1)	$87,062,708	$63,048,109	$61,607,235	$67,785,600	$279,503,652
Fair value price per share(1)	$24.70	$23.47	$24.16	$24.56

____________

(1)      Represents the March 31, 2026 closing market price per share of each respective series of Term Preferred Shares on the NASDAQ Global Select Market.

(2)      Totals may not sum due to rounding.

The terms of the Fund’s Term Preferred Share offerings are as set forth in the table below:

	6.25% Series 2027 Term Preferred Shares	6.00% Series 2029 Term Preferred Shares	7.125% Series 2029 Term Preferred Shares	8.25% Series 2031 Term Preferred Shares
Offering price per share	$25.00	$25.00	$25.00	$25.00
Term redemption date	February 28, 2027	August 31, 2029	June 30, 2029	March 20, 2031
Term redemption price per share	$25.00	$25.00	$25.00	$25.00
Optional redemption date	February 28, 2023	August 31, 2024	June 30, 2024	March 20, 2028
Stated interest rate	6.25%	6.00%	7.125%	8.25%

Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Fund’s Term Preferred Shares. As of March 31, 2026, the Fund had an unamortized deferred debt issuance cost balance of approximately $4.7 million related to the issuance of the Term Preferred Shares.

6.25% Series 2027 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									$ 88,120,150
6.00% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									67,172,500
7.125% Series 2029 Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									63,750,000
Eight Two Five Percentage Series Two Zero Three One Term Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	[15]								69,000,000
6.75% UNSECURED NOTES DUE 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									100,000,000
6.75% Unsecured Notes due 2031 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000	[17]
Senior Securities Coverage per Unit	[18],[19]								$ 3,607.46		$ 5,318.43		$ 8,245.75		$ 6,343.93		$ 6,795.47		$ 9,014.38	[17]
Preferred Stock Liquidating Preference	[20]																			[17]
Senior Securities Average Market Value per Unit	[18]								$ 23.77	[21]	$ 23.89	[20]	$ 23.28	[21]	$ 23.88	[21]	$ 25.99	[21]	$ 24.98	[17],[21]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Structuring [Text Block]									The 6.75% Notes will mature on March 31, 2031 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after March 16, 2024. The 6.75% Notes bear interest at a rate of 6.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2021.
5.00% Unsecured Notes due 2027 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000		$ 100,000,000
Senior Securities Coverage per Unit	[18],[19]								$ 3,607.46		$ 5,318.43		$ 8,245.75		$ 6,343.93		$ 6,795.47
Preferred Stock Liquidating Preference	[20]
Senior Securities Average Market Value per Unit	[18]								$ 24.23	[20]	$ 23.55	[21]	$ 22.67	[21]	$ 23.02	[21]	$ 24.87	[20]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									$ 100,000,000
Long Term Debt, Structuring [Text Block]									The 5.00% Notes will mature on January 31, 2027 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after January 31, 2024. The 5.00% Notes bear interest at a rate of 5.00% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing March 31, 2022.
Eight Point Seventy Five Percent Unsecured Notes due 2030 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 115,000,000		$ 115,000,000
Senior Securities Coverage per Unit	[18],[19]								$ 3,607.46		$ 5,318.43
Preferred Stock Liquidating Preference	[20]
Senior Securities Average Market Value per Unit	[18],[21]								$ 25.62		$ 25.71
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									$ 115,000,000
Long Term Debt, Structuring [Text Block]									The 8.75% Notes will mature on June 30, 2030 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after June 30, 2028. The 8.75% Notes bear interest at a rate of 8.75% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing September 30, 2024.
Seven Point Ninety Five Percent Unsecured Notes due 2032 [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 185,000,000		$ 185,000,000
Senior Securities Coverage per Unit	[18],[19]								$ 3,607.46		$ 5,318.43
Preferred Stock Liquidating Preference	[20]
Senior Securities Average Market Value per Unit	[18],[21]								$ 24.98		$ 24.7
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal									$ 185,000,000
Long Term Debt, Structuring [Text Block]									The 7.95% Notes will mature on February 29, 2032 and may be redeemed in whole or in part at any time or from time to time at the Fund’s option on or after February 28, 2030. The 7.95% Notes bear interest at a rate of 7.95% per year payable quarterly on March 31, June 30, September 30, and December 31, of each year, commencing June 30, 2025.
7.50% Series 2023 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[17],[22],[23]																		$ 57,034,875		$ 60,400,025		$ 90,400,025		$ 90,400,025		$ 90,400,025
Senior Securities Coverage per Unit	[17],[18],[19],[22],[23]																		$ 71.94		$ 50.24		$ 68.27		$ 60.17		$ 64.83
Preferred Stock Liquidating Preference	[17],[20],[22],[23]																		25		25		25		25		25
Senior Securities Average Market Value per Unit	[17],[18],[21],[22],[23]																		$ 24.36		$ 25.16		$ 25.34		$ 25.44		$ 25.35
8.125% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[17],[24]																										$ 50,504,475
Senior Securities Coverage per Unit	[17],[18],[19],[24]																										$ 64.83
Preferred Stock Liquidating Preference	[17],[20],[24]																										25
Senior Securities Average Market Value per Unit	[17],[18],[21],[24]																										$ 25.61
6.75% Series 2024 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[22],[25]												$ 68,125,375		$ 68,125,375		$ 68,125,375		$ 68,125,375	[17]	$ 68,235,375	[17]	$ 68,235,375	[17]	$ 68,235,375	[17]
Senior Securities Coverage per Unit	[18],[19],[22],[25]												$ 84.63		$ 65.11		$ 80.25		$ 71.94	[17]	$ 50.24	[17]	$ 68.27	[17]	$ 60.17	[17]
Preferred Stock Liquidating Preference	[20],[22],[25]												25		25		25		25	[17]	25	[17]	25	[17]	25	[17]
Senior Securities Average Market Value per Unit	[18],[21],[22],[25]												$ 24.84		$ 24.93		$ 25.29		$ 23.42	[17]	$ 25.19	[17]	$ 25.42	[17]	$ 25.28	[17]
6.25% Series 2027 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[22]								$ 88,120,150		$ 88,120,150		$ 88,120,150		$ 88,120,150		$ 88,120,150		$ 88,120,150	[17]	$ 91,600,000	[17]
Senior Securities Coverage per Unit	[18],[19],[22]								$ 57.22		$ 92.46		$ 84.63		$ 65.11		$ 80.25		$ 71.94	[17]	$ 50.24	[17]
Preferred Stock Liquidating Preference	[20],[22]								25		25		25		25		25		25	[17]	25	[17]
Senior Securities Average Market Value per Unit	[18],[21],[22]								$ 24.46		$ 23.86		$ 22.95		$ 23.37		$ 25.11		$ 22.25	[17]	$ 22.14	[17]
6.00% Series 2029 Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 67,172,500		$ 67,172,500		$ 67,172,500		$ 67,172,500		$ 67,172,500
Senior Securities Coverage per Unit	[18],[19]								$ 57.22		$ 92.46		$ 84.63		$ 65.11		$ 80.25
Preferred Stock Liquidating Preference	[20]								25		25		25		25		25
Senior Securities Average Market Value per Unit	[18],[21]								$ 23.25		$ 22.7		$ 21.71		$ 22.46		$ 24.92
Seven Point One Twenty Five Percentage Series Two Thousand Twenty Nine Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 63,750,000		$ 63,750,000		$ 63,750,000		$ 63,750,000
Senior Securities Coverage per Unit	[18],[19]								$ 57.22		$ 92.46		$ 84.63		$ 65.11
Preferred Stock Liquidating Preference	[20]								25		25		25		25
Senior Securities Average Market Value per Unit	[18],[21]								$ 24.26		$ 24.08		$ 23.13		$ 23.24
Eight Point Twenty Five Percentage Series Two Thousand Thirty One Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16]								$ 69,000,000
Senior Securities Coverage per Unit	[18],[19]								$ 57.22
Preferred Stock Liquidating Preference	[20]								25
Senior Securities Average Market Value per Unit	[18],[21]								$ 24.58
Repurchase Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[16],[17],[26]																				$ 40,000,000		$ 42,493,500		$ 42,493,500
Senior Securities Coverage per Unit	[17],[18],[19],[26]																				$ 13,073.85		$ 12,925.66		$ 11,392.47
Preferred Stock Liquidating Preference	[17],[20],[26]
Senior Securities Average Market Value per Unit	[17],[18],[21],[26]
Effective interest rate [Member]
General Description of Registrant [Abstract]
Effects of Leverage [Text Block]

(7)      “Interest payments on borrowed funds” represents our annualized interest expense assuming an average effective interest rate of 7.78% (including amortization of deferred issuance costs) and includes interest payable on the $100.0 million 6.75% Unsecured Notes due 2031 with an effective interest rate of approximately 7.11% (including amortization of deferred issuance costs), $100.0 million 5.00% Unsecured Notes due 2027 with an effective interest rate of approximately 5.67% (including amortization of deferred issuance costs), $115.0 million 8.75% Unsecured Notes due 2030 with an effective interest rate of approximately 9.33% (including amortization of deferred issuance costs) and $185.0 million 7.95% Unsecured Notes due 2032 with an effective interest rate of approximately 8.42% (including amortization of deferred issuance costs), each as outstanding on March 31, 2026. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.

(8)      Assumes an average effective interest rate of 7.78% (including amortization of deferred issuance costs) and that we have an aggregate of approximately (a) $67.2 million of preferred stock with a preferred rate of 6.00% per annum with an effective interest rate of approximately 6.44% (including amortization of deferred issuance costs), (b) $63.8 million of preferred stock with a preferred rate of 7.125% per annum with an effective interest rate of approximately 7.65% (including amortization of deferred issuance costs) and (c) $69.0 million of preferred stock with a preferred rate of 8.25% per annum with an effective interest rate of approximately 8.97% which were the amounts outstanding as of March 31, 2026 and adjusted for the redemption of $88.1 million of the 6.25% Series 2027 Term Preferred Stock. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.

[1]	In the event that the securities to which this report relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load and the “Example” will be updated accordingly.
[2]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[3]	If applicable, the prospectus or prospectus supplement relating to an offering of our securities will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
[4]	Assumes gross assets of approximately $1.79 billion and approximately $699.9 million of leverage (which reflects approximately $67.2 million aggregate amount of 6.00% Series 2029 Term Preferred Shares, $63.8 million aggregate amount of 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 6.75% Unsecured Notes due 2031, $100.0 million of the 5.00% Unsecured Notes due 2027, $115.0 million of the 8.75% Unsecured Notes due 2030,

$185.0 million of the 7.95% Unsecured Notes due 2032 and $69.0 million of the 8.25% Series 2031 Term Preferred Shares issued and outstanding as of March 31, 2026 and adjusted to reflect the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares and assumes net assets of $1.08 billion (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock)).

[5]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes and adjusted for any share issuances, debt issuances, repurchases or redemptions during the current calendar quarter. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets.
[6]	Assumes an average effective interest rate of 7.78% (including amortization of deferred issuance costs) and that we have an aggregate of approximately (a) $67.2 million of preferred stock with a preferred rate of 6.00% per annum with an effective interest rate of approximately 6.44% (including amortization of deferred issuance costs), (b) $63.8 million of preferred stock with a preferred rate of 7.125% per annum with an effective interest rate of approximately 7.65% (including amortization of deferred issuance costs) and (c) $69.0 million of preferred stock with a preferred rate of 8.25% per annum with an effective interest rate of approximately 8.97% which were the amounts outstanding as of March 31, 2026 and adjusted for the redemption of $88.1 million of the 6.25% Series 2027 Term Preferred Stock. We may issue additional shares of preferred stock. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.
[7]	“Interest payments on borrowed funds” represents our annualized interest expense assuming an average effective interest rate of 7.78% (including amortization of deferred issuance costs) and includes interest payable on the $100.0 million 6.75% Unsecured Notes due 2031 with an effective interest rate of approximately 7.11% (including amortization of deferred issuance costs), $100.0 million 5.00% Unsecured Notes due 2027 with an effective interest rate of approximately 5.67% (including amortization of deferred issuance costs), $115.0 million 8.75% Unsecured Notes due 2030 with an effective interest rate of approximately 9.33% (including amortization of deferred issuance costs) and $185.0 million 7.95% Unsecured Notes due 2032 with an effective interest rate of approximately 8.42% (including amortization of deferred issuance costs), each as outstanding on March 31, 2026. We may issue additional debt securities. In the event that we were to issue additional debt securities, our borrowing costs, and correspondingly our total annual expenses would increase.
[8]	Amount reflects the estimated annual incentive fees payable to Oxford Lane Management. The estimate assumes that the incentive fee earned will be proportional to the fee earned during the fiscal year ended March 31, 2026 and adjusted to include the estimated incentive fee based on the issuance of an additional $50.0 million of common stock.

The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the “Hurdle”, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:

•        no incentive fee is payable to Oxford Lane Management in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•        100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide Oxford Lane Management with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•        20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to Oxford Lane Management (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Net Investment Income thereafter is allocated to Oxford Lane Management).

No incentive fee is payable to Oxford Lane Management on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Note 4. Related Party Transactions.”

[9]	“Other expenses” ($7.7 million) are estimated for the current fiscal year.
[10]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Fund’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Fund’s total annual expenses would have been 55.03%.
[11]	Assumes (i) $1.79 billion in pro forma total assets as of March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares); (ii) $1.08 billion in pro forma net assets as of March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares); and (iii) an annualized average effective interest rate on our indebtedness and preferred equity, as of

March 31, 2026 (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock and the redemption of $88.1 million 6.25% Series 2027 Term Preferred Shares), of 7.78%. Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 3.0% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.

[12]	Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.
[13]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[14]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[15]	Totals may not sum due to rounding.
[16]	Total amount of each class of senior securities outstanding at the end of the period presented.
[17]	Not covered by the report of the independent registered public accounting firm.
[18]

(11)    The changes to the previously disclosed amounts have no impact on the Statements of Assets and Liabilities, Operations, Changes in Net Assets or Cash Flows. These changes were made to conform with the Form N-2 calculation requirements.

[19]	Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of outstanding senior securities, as calculated separately for each of the Term Preferred Shares, the Notes and the previously terminated Master Repurchase Agreement (“Repurchase Agreement”) with Nomura Securities International, Inc. (“Nomura”) in accordance with Section 18(h) of the 1940 Act. With respect to the Term Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Term Preferred Shares (based on a per share liquidation preference of $25). With respect to the Notes and the Repurchase Agreement, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such indebtedness.
[20]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it.
[21]

(4)      With respect to the Term Preferred Shares and the Notes, the Average Market Value Per Unit is calculated by taking the daily average closing price of the security for the respective period. With respect to the Repurchase Agreement, the Average Market Value is not applicable as there are no senior securities thereunder which are registered for public trading.

[22]	On July 14, 2017, the Fund redeemed all issued and outstanding 8.125% Series 2024 Term Preferred Shares at the term redemption price.
[23]	On May 15, 2020, the Fund elected, at its option, to repay and terminate its $40.0 million repurchase agreement with Nomura. The Fund repurchased all of the previously sold CLO securities from Nomura at a repurchase price of $40.0 million plus accrued funding costs.
[24]	On July 1, 2024 the Fund redeemed all of the issued and outstanding 6.75% Series 2024 Term Preferred Stock at the term redemption price.
[25]	On April 15, 2021, the Fund redeemed all of the issued and outstanding 7.50% Series 2023 Term Preferred Stock at the term redemption price.
[26]	On May 21, 2020, the Fund’s Board of Directors authorized a program for the purpose of repurchasing up to $40 million worth of the outstanding shares of the Fund’s 7.50% Series 2023 Term Preferred Stock, 6.75% Series 2024 Term Preferred Stock and 6.25% Series 2027 Term Preferred Stock. For the year ended March 31, 2021, the Fund repurchased 134,606 shares of 7.50% Series 2023 Term Preferred Stock for a total of approximately $3.2 million, 4,400 shares of 6.75% Series 2024 Term Preferred Stock for a total of approximately $0.1 million, and 139,194 shares of 6.25% Series 2027 Term Preferred Stock, for a total of approximately $3.1 million.